Risk Management - Schedule of Analysis of Gross Carrying Amount of Loans and Advances to Customers by Past Due Status under IFRS 9 and IAS 39 (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost		$ 19,764,078
IFRS9 [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost		804,118
IFRS9 [member] | Interbank loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost		463
IAS 39 [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost		19,764,078
Gross assets [member] | IFRS9 [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	$ 21,824,197
Gross assets [member] | IFRS9 [member] | Interbank loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	341,707
Gross assets [member] | IFRS9 [member] | Amount owed by customers [member] | Commercial loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	14,366,900
Gross assets [member] | IFRS9 [member] | Amount owed by customers [member] | Mortgages loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	4,445,827
Gross assets [member] | IFRS9 [member] | Amount owed by customers [member] | Consumer loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	2,669,763
Gross assets [member] | IAS 39 [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost		21,128,412
Gross assets [member] | IAS 39 [member] | Interbank loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost		70,285
Gross assets [member] | IAS 39 [member] | Amount owed by customers [member] | Commercial loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost		14,200,919
Gross assets [member] | IAS 39 [member] | Amount owed by customers [member] | Mortgages loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost		4,165,150
Gross assets [member] | IAS 39 [member] | Amount owed by customers [member] | Consumer loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost		2,692,058
No yet over due [member] | Gross assets [member] | IFRS9 [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	20,700,369
No yet over due [member] | Gross assets [member] | IFRS9 [member] | Interbank loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	341,707
No yet over due [member] | Gross assets [member] | IFRS9 [member] | Amount owed by customers [member] | Commercial loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	13,683,048
No yet over due [member] | Gross assets [member] | IFRS9 [member] | Amount owed by customers [member] | Mortgages loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	4,181,849
No yet over due [member] | Gross assets [member] | IFRS9 [member] | Amount owed by customers [member] | Consumer loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	2,493,765
No yet over due [member] | Gross assets [member] | IAS 39 [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost		20,012,412
No yet over due [member] | Gross assets [member] | IAS 39 [member] | Interbank loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost		70,285
No yet over due [member] | Gross assets [member] | IAS 39 [member] | Amount owed by customers [member] | Commercial loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost		13,526,944
No yet over due [member] | Gross assets [member] | IAS 39 [member] | Amount owed by customers [member] | Mortgages loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost		3,893,786
No yet over due [member] | Gross assets [member] | IAS 39 [member] | Amount owed by customers [member] | Consumer loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost		2,521,397
Up to one month [member] | Gross assets [member] | IFRS9 [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	429,791
Up to one month [member] | Gross assets [member] | IFRS9 [member] | Amount owed by customers [member] | Commercial loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	251,596
Up to one month [member] | Gross assets [member] | IFRS9 [member] | Amount owed by customers [member] | Mortgages loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	108,783
Up to one month [member] | Gross assets [member] | IFRS9 [member] | Amount owed by customers [member] | Consumer loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	69,412
Up to one month [member] | Gross assets [member] | IAS 39 [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost		396,178
Up to one month [member] | Gross assets [member] | IAS 39 [member] | Amount owed by customers [member] | Commercial loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost		211,535
Up to one month [member] | Gross assets [member] | IAS 39 [member] | Amount owed by customers [member] | Mortgages loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost		115,688
Up to one month [member] | Gross assets [member] | IAS 39 [member] | Amount owed by customers [member] | Consumer loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost		68,955
1 - 3 months [member] | Gross assets [member] | IFRS9 [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	241,090
1 - 3 months [member] | Gross assets [member] | IFRS9 [member] | Amount owed by customers [member] | Commercial loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	117,386
1 - 3 months [member] | Gross assets [member] | IFRS9 [member] | Amount owed by customers [member] | Mortgages loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	64,088
1 - 3 months [member] | Gross assets [member] | IFRS9 [member] | Amount owed by customers [member] | Consumer loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	59,616
1 - 3 months [member] | Gross assets [member] | IAS 39 [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost		257,807
1 - 3 months [member] | Gross assets [member] | IAS 39 [member] | Amount owed by customers [member] | Commercial loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost		143,063
1 - 3 months [member] | Gross assets [member] | IAS 39 [member] | Amount owed by customers [member] | Mortgages loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost		61,890
1 - 3 months [member] | Gross assets [member] | IAS 39 [member] | Amount owed by customers [member] | Consumer loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost		52,854
Over 90 Days or More [Member] | Gross assets [member] | IFRS9 [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	452,947
Over 90 Days or More [Member] | Gross assets [member] | IFRS9 [member] | Amount owed by customers [member] | Commercial loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	314,870
Over 90 Days or More [Member] | Gross assets [member] | IFRS9 [member] | Amount owed by customers [member] | Mortgages loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	91,107
Over 90 Days or More [Member] | Gross assets [member] | IFRS9 [member] | Amount owed by customers [member] | Consumer loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	46,970
Over 90 Days or More [Member] | Gross assets [member] | IAS 39 [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost		462,015
Over 90 Days or More [Member] | Gross assets [member] | IAS 39 [member] | Amount owed by customers [member] | Commercial loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost		319,377
Over 90 Days or More [Member] | Gross assets [member] | IAS 39 [member] | Amount owed by customers [member] | Mortgages loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost		93,786
Over 90 Days or More [Member] | Gross assets [member] | IAS 39 [member] | Amount owed by customers [member] | Consumer loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost		48,852
Over Due [Member] | Gross assets [member] | IFRS9 [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	1,123,828
Over Due [Member] | Gross assets [member] | IFRS9 [member] | Amount owed by customers [member] | Commercial loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	683,852
Over Due [Member] | Gross assets [member] | IFRS9 [member] | Amount owed by customers [member] | Mortgages loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	263,978
Over Due [Member] | Gross assets [member] | IFRS9 [member] | Amount owed by customers [member] | Consumer loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost	$ 175,998
Over Due [Member] | Gross assets [member] | IAS 39 [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost		1,116,000
Over Due [Member] | Gross assets [member] | IAS 39 [member] | Amount owed by customers [member] | Commercial loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost		673,975
Over Due [Member] | Gross assets [member] | IAS 39 [member] | Amount owed by customers [member] | Mortgages loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost		271,364
Over Due [Member] | Gross assets [member] | IAS 39 [member] | Amount owed by customers [member] | Consumer loans [member]
Disclosure of loans and advances to customers [line items]
Loans and accounts receivable at amortized cost		$ 170,661